CURRENT LIABILITIES - Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities
Accounts payable	$ 5,352	$ 5,676
Accrued salaries, incentives and benefits	5,364	4,304
Accrued interest payable	6,606	6,016
Accrued construction payable	2,429	12,622
Accrued professional fees	2,910	2,434
Accrued employee unit-based compensation	3,193	3,416
Accrued trustee/director unit-based compensation	2,330	1,367
Accrued property operating costs	2,013	3,110
Accrued land transfer tax in connection with an acquisition	5,499
Accrued leasing commissions	407	1,291
Accrual associated with a property disposal	2,047
Other accrued liabilities	3,817	3,106
Total accounts payable and accrued liabilities	$ 41,967	$ 43,342